Taxes (Details 3) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Deferred income tax asset to be recovered after more than 12 months	$ 16,002	$ 15,363
Deferred income tax asset to be recovered within 12 months	11,498	16,764
Deferred income tax assets	27,500	32,127
Deferred income tax liability to be recovered after more than 12 months	(567,675)	(636,636)
Deferred income tax liability to be recovered within 12 months	(14,291)	(13,683)
Deferred income tax liability	(581,966)	(650,319)
Deferred income tax assets (liabilities), net	$ (554,466)	$ (618,192)